Annual Fund Operating Expenses - Prospectus-Adviser Class - Payden Equity Income Fund - Adviser Class	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.99%